Document and Entity Information	May 28, 2024
Cover [Abstract]
Entity Registrant Name	CYTOKINETICS INC
Amendment Flag	false
Entity Central Index Key	0001061983
Document Type	8-K
Document Period End Date	May 28, 2024
Entity Incorporation State Country Code	DE
Entity File Number	000-50633
Entity Tax Identification Number	94-3291317
Entity Address, Address Line One	280 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	624-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	CYTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false